DEFERRED TAX ASSETS AND LIABILITIES (Details 3) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
IfrsStatementLineItems [Line Items]
Deferred tax liabilities, As of Beginning		¥ 2,544	¥ 10,426
Deferred tax liabilities, As of Ending	$ 765	5,276	2,544
Financial Asset At Fair Value Through Profit Loss [Member]
IfrsStatementLineItems [Line Items]
Deferred tax liabilities, As of Beginning			9,964
(Credited)/charged to the statement of profit or loss during the year			(5,095)
Credit to other capital reserves			(4,463)
Foreign exchange difference			(406)
Deferred tax liabilities, As of Ending
Temporary differences [member]
IfrsStatementLineItems [Line Items]
Deferred tax liabilities, As of Beginning		5,270	2,546
(Credited)/charged to the statement of profit or loss during the year			2,724
Credit to other capital reserves
Foreign exchange difference
Deferred tax liabilities, As of Ending	764	5,270	5,270
Right Of Use Asset [Member]
IfrsStatementLineItems [Line Items]
Deferred tax liabilities, As of Beginning		499	620
(Credited)/charged to the statement of profit or loss during the year		(5)	(121)
Credit to other capital reserves
Foreign exchange difference
Deferred tax liabilities, As of Ending	72	494	499
Deferred Tax Liabilities [Member]
IfrsStatementLineItems [Line Items]
Deferred tax liabilities, As of Beginning		5,769	13,130
(Credited)/charged to the statement of profit or loss during the year		(5)	(2,492)
Credit to other capital reserves			(4,463)
Foreign exchange difference			(406)
Deferred tax liabilities, As of Ending	$ 836	¥ 5,764	¥ 5,769